Income tax (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax
Income tax expense	€ (406)	€ 1,301	€ 23	€ 1,967
Percentage of trade tax	30.00%		30.00%